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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
SENIOR LOANS*: 161.3%
Aerospace & Defense: 2.1%
		Avio Group	NR	NR
$556,314		Term Loan, 6.423%, maturing December 13, 2014			$519,358
EUR	708,333	Term Loan, 6.715%, maturing December 13, 2014			1,047,363
EUR	708,333	Term Loan, 7.146%, maturing December 13, 2015			1,047,363
	$590,346	Term Loan, 7.468%, maturing December 13, 2015			551,130
		Delta Air Lines, Inc.	Ba2	BB-
	1,485,000	Term Loan, 5.006%, maturing April 30, 2012			1,270,735
		Delta Air Lines, Inc.	B2	B
	4,481,250	Term Loan, 6.149%, maturing April 30, 2012			3,293,719
		Dyncorp International, LLC	Ba2	BB
	2,158,064	Term Loan, 4.625%, maturing February 11, 2011			2,087,926
		McKechnie Aerospace DE, Inc.	Ba3	B+
	992,500	Term Loan, 4.709%, maturing May 11, 2014			945,356
		Transdigm, Inc.	Ba3	BB-
	3,000,000	Term Loan, 4.655%, maturing June 23, 2013			2,915,001
		United Airlines, Inc.	B1	BB-
	2,496,357	Term Loan, 4.809%, maturing February 01, 2014			1,927,187
		US Airways Group, Inc.	B2	B+
	4,138,000	Term Loan, 4.883%, maturing March 24, 2014			2,853,151
		Wesco Aircraft Hardware Corporation	B1	BB-
	1,458,750	Term Loan, 4.950%, maturing September 29, 2013			1,433,678
					19,891,967
Automobile: 1.9%
		Dollar Thrifty Automotive Group, Inc.	B1	BB
	744,375	Term Loan, 4.381%, maturing June 15, 2014			562,003
		Ford Motor Company	Ba3	B+
	6,228,172	Term Loan, 5.800%, maturing December 15, 2013			5,389,318
		KAR Holdings, Inc.	Ba3	B+
	4,466,250	Term Loan, 4.950%, maturing October 20, 2013			4,159,195
		Oshkosh Truck Corporation	Ba3	BBB-
	7,775,000	Term Loan, 4.760%, maturing December 06, 2013			7,453,201
					17,563,717
Beverage, Food & Tobacco: 3.9%
		Advance Food Company	B1	BB-
	49,965	Term Loan, 1.858%, maturing March 16, 2014			45,468
	578,544	Term Loan, 4.450%, maturing March 16, 2014			526,475

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco (continued)
		ARAMARK Corporation	Ba3	BB
$15,882,231		Term Loan, 4.571%, maturing January 26, 2014			$14,947,164
2,962,500		Term Loan, 4.571%, maturing January 26, 2014			2,788,083
1,388,208		Term Loan, 5.025%, maturing January 26, 2014			1,306,477
		Birds Eye Foods, Inc.	B1	B+
856,667		Term Loan, 4.450%, maturing March 22, 2013			818,117
		Bumble Bee Foods, LLC	B1	B+
1,200,000		Term Loan, 5.052%, maturing May 02, 2012			1,140,000
		Golden State Foods	B1	B+
3,840,000		Term Loan, 4.649%, maturing February 28, 2011			3,772,800
		Pinnacle Foods Holding Corporation	B2	B
5,657,250		Term Loan, 5.473%, maturing April 02, 2014			5,318,828
		Sturm Foods, Inc.	B1	B
2,970,000		Term Loan, 5.438%, maturing January 31, 2014			2,341,349
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 7.962%, maturing December 14, 2014			2,683,379
		Van Houtte, Inc.	B1	BB-
$655,050		Term Loan, 5.196%, maturing July 19, 2014			619,841
89,325		Term Loan, 5.196%, maturing July 19, 2014			78,159
					36,386,140
Buildings & Real Estate: 1.5%
		Contech Construction Products, Inc.	Ba3	BB
1,711,597		Term Loan, 4.649%, maturing January 31, 2013			1,474,113
		Custom Building Products, Inc.	B1	BB-
4,116,063		Term Loan, 6.883%, maturing October 29, 2011			3,580,975
		John Maneely Company	B3	B+
4,256,286		Term Loan, 5.975%, maturing December 08, 2013			3,988,494
		KCPC Acquisition, Inc.	Ba2	B
560,170		Term Loan, 4.928%, maturing May 22, 2014			518,157
189,655		Term Loan, 5.125%, maturing May 22, 2014			175,431
		Lafarge Roofing	NR	NR
169,425		Term Loan, 4.506%, maturing June 14, 2015			123,045
EUR	180,337	Term Loan, 6.856%, maturing June 14, 2015			203,737
EUR	441,573	Term Loan, 6.856%, maturing June 14, 2015			498,869
$171,654		Term Loan, 4.756%, maturing March 14, 2016			124,664
EUR	409,551	Term Loan, 7.106%, maturing March 14, 2016			462,691
EUR	210,674	Term Loan, 7.106%, maturing March 14, 2016			238,010

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate (continued)
		Ply Gem Industries, Inc.	B2	BB-
$761,905		Revolver, 3.558%, maturing February 12, 2009			$666,667
		Shea Capital I, LLC	Ba3	BB-
490,550		Term Loan, 4.434%, maturing October 27, 2011			377,723
		Tishman Speyer	Ba2	BB-
1,500,000		Term Loan, 4.340%, maturing December 27, 2012			1,286,250
					13,718,826
Cargo Transport: 1.9%
		Baker Tanks, Inc.	B1	B
1,980,000		Term Loan, 5.086%, maturing May 08, 2014			1,831,500
		Dockwise Transport, N.V.	NR	NR
875,000		Term Loan, 5.071%, maturing January 11, 2015			824,141
1,094,819		Term Loan, 5.071%, maturing January 11, 2015			1,031,183
1,094,819		Term Loan, 5.571%, maturing January 11, 2016			1,031,183
875,000		Term Loan, 5.571%, maturing January 11, 2016			824,141
500,000		Term Loan, 7.196%, maturing July 11, 2016			439,166
560,000		Term Loan, 7.196%, maturing October 20, 2016			491,866
		Gainey Corporation	Caa2	CC
749,586	(3)	Term Loan, 9.816%, maturing April 20, 2012			348,557
		Greatwide Logistics Services, Inc.	B3	B
2,212,500		Term Loan, 6.200%, maturing December 19, 2013			1,752,023
		Inmar, Inc.	B1	B
540,922		Term Loan, 5.200%, maturing April 29, 2013			508,467
		Kenan Advantage Group, Inc.	B3	B+
977,512		Term Loan, 6.196%, maturing December 16, 2011			913,974
	(2)	Neoplan USA Corporation	NR	NR
896,585	(3)	Term Loan, 0.000%, maturing June 30, 2006			31,770
		Railamerica Transportation Corporation	NR	NR
4,200,000		Term Loan, 4.930%, maturing August 14, 2008			4,116,000
		TNT Logistics	Ba2	BB-
1,902,544		Term Loan, 5.381%, maturing November 04, 2013			1,797,904
723,070		Term Loan, 5.696%, maturing November 04, 2013			686,315
		US Shipping Partners, L.P.	Caa2	B
1,795,275		Term Loan, 6.196%, maturing March 31, 2012			1,551,042
					18,179,232

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cellular: 1.9%
		Alltel Communications, Inc.	Ba3	BB-
$1,500,000		Term Loan, 5.248%, maturing May 16, 2015			$1,389,643
3,730,003		Term Loan, 5.248%, maturing May 16, 2015			3,466,572
1,994,987		Term Loan, 5.550%, maturing May 16, 2015			1,854,091
		Centennial Communications Corporation	Ba2	BB-
3,567,436		Term Loan, 4.795%, maturing February 09, 2011			3,497,871
		Cricket Communications, Inc.	Ba2	B+
5,895,000		Term Loan, 5.696%, maturing June 16, 2013			5,796,748
		NTELOS, Inc.	Ba3	BB-
2,155,575		Term Loan, 5.268%, maturing August 24, 2011			2,114,485
					18,119,410
Chemicals, Plastics & Rubber: 6.8%
		AZ Chem US, Inc.	B1	BB-
EUR	714,414	Term Loan, 6.640%, maturing February 28, 2013			900,187
		AZ Chem US, Inc.	Caa1	CCC+
$333,333		Term Loan, 8.150%, maturing February 28, 2014			225,000
		Borsodchem Nyrt.	NR	NR
EUR	804,394	Term Loan, 6.812%, maturing March 26, 2015			1,109,500
EUR	804,394	Term Loan, 7.312%, maturing March 26, 2016			1,112,628
		Brenntag Holding GmbH & Co. KG	B1	B+
$1,178,182		Term Loan, 5.794%, maturing January 17, 2014			1,103,073
3,621,818		Term Loan, 5.794%, maturing January 17, 2014			3,390,927
		Celanese	Ba2	BB+
3,200,000		Term Loan, 2.803%, maturing April 02, 2014			3,078,666
		Cristal Inorganic Chemicals, Inc.	Ba3	B+
2,892,750		Term Loan, 4.946%, maturing May 15, 2014			2,516,692
		Cristal Inorganic Chemicals, Inc.	B3	CCC
900,000		Term Loan, 8.446%, maturing November 15, 2014			708,750
		Flint Group	NR	NR
936,821		Term Loan, 4.880%, maturing December 31, 2012			838,748
353,279		Term Loan, 4.880%, maturing December 31, 2014			316,295
2,333,333		Term Loan, 4.880%, maturing May 29, 2015			2,089,064
EUR	666,667	Term Loan, 6.983%, maturing May 29, 2015			915,643
$1,290,100		Term Loan, 4.880%, maturing December 31, 2015			1,155,043
		Hawkeye Renewables, LLC	B3	NR
3,626,591		Term Loan, 6.955%, maturing June 30, 2012			2,425,283

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
			Hexion Specialty Chemicals, Inc.	Ba3	B+
	$7,826,935		Term Loan, 4.938%, maturing May 05, 2013			$7,441,177
	1,176,000		Term Loan, 4.959%, maturing May 05, 2013			1,118,040
	1,698,865		Term Loan, 5.000%, maturing May 05, 2013			1,615,135
	992,500		Term Loan, 5.000%, maturing May 05, 2013			943,584
	2,462,500		Term Loan, 5.000%, maturing May 05, 2013			2,341,133
			Ineos US Finance, LLC	Ba3	BB-
	2,150,615		Term Loan, 4.885%, maturing December 16, 2012			1,987,975
	2,854,474		Term Loan, 4.885%, maturing December 16, 2013			2,624,926
	2,853,691		Term Loan, 5.385%, maturing December 23, 2014			2,624,206
			ISP Chemco, Inc.	Ba3	BB-
	3,473,750		Term Loan, 4.236%, maturing June 04, 2014			3,315,260
			JohnsonDiversey, Inc.	Ba2	BB-
	501,036		Term Loan, 4.784%, maturing December 16, 2010			481,204
	2,582,579		Term Loan, 4.784%, maturing December 16, 2011			2,480,353
			Kraton Polymers, LLC	B1	B-
	1,578,407		Term Loan, 4.750%, maturing May 12, 2013			1,385,052
			Lucite International US Finco, Ltd.	Ba3	BB-
	699,375		Term Loan, 5.150%, maturing July 07, 2013			644,299
	1,030,382		Term Loan, 5.150%, maturing July 07, 2013			949,239
			LyondellBasell Industries	Ba2	BB
	3,250,000	(5)	Term Loan, maturing April 30, 2015			2,954,250
			MacDermid, Inc.	B1	BB-
	1,648,421		Term Loan, 4.696%, maturing April 12, 2014			1,510,366
EUR	807,192		Term Loan, 6.981%, maturing April 12, 2014			1,114,405
			Northeast Biofuels, LLC	B1	B
	$1,073,171		Term Loan, 5.946%, maturing June 30, 2013			965,854
			Polypore, Inc.	Ba2	BB-
	3,308,333		Term Loan, 5.110%, maturing July 03, 2014			3,194,609
			Rockwood Specialties Group, Inc.	Ba2	BB+
	2,862,617		Term Loan, 4.399%, maturing December 13, 2013			2,747,889
						64,324,455
Containers, Packaging & Glass: 4.8%
			Berry Plastics Corporation	B1	BB-
	9,916,128		Term Loan, 4.784%, maturing April 03, 2015			9,214,562
			Graham Packaging Company	B1	B+
	13,068,000		Term Loan, 5.037%, maturing October 07, 2011			12,510,794
			Graphic Packaging International, Inc.	Ba3	BB-
	7,866,343		Term Loan, 4.795%, maturing May 16, 2014			7,500,117
			Klockner Pentaplast	NR	NR
	2,000,000		Term Loan, 5.210%, maturing January 03, 2016			1,455,000

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging & Glass (continued)
		Klockner Pentaplast (continued)
EUR	480,547	Term Loan, 7.242%, maturing January 03, 2016			$545,470
EUR	1,019,453	Term Loan, 7.242%, maturing January 03, 2016			1,157,184
		Mauser AG	NR	NR
EUR	625,000	Term Loan, 6.762%, maturing June 13, 2013			730,808
EUR	625,000	Term Loan, 7.012%, maturing June 13, 2014			737,694
$842,699		Term Loan, 4.757%, maturing June 13, 2015			633,429
842,699		Term Loan, 5.007%, maturing June 13, 2016			639,398
		Owens-Illinois	Baa3	BBB-
EUR	2,154,375	Term Loan, 5.884%, maturing June 14, 2013			3,094,407
		Pro Mach, Inc.	B1	B
$2,450,000		Term Loan, 4.950%, maturing December 01, 2011			2,290,750
		Smurfit-Stone Container Corporation	Ba2	BB
99,264		Term Loan, 5.058%, maturing November 01, 2011			96,584
594,668		Term Loan, 5.067%, maturing November 01, 2011			578,612
		Tegrant Holding Company	B2	B
495,000		Term Loan, 5.430%, maturing March 08, 2014			340,312
		Tegrant Holding Company	Caa2	CCC-
500,000		Term Loan, 8.180%, maturing March 08, 2015			205,000
		Xerium Technologies, Inc.	Caa1	CCC+
4,235,415		Term Loan, 5.446%, maturing May 18, 2012			3,578,926
					45,309,047
Data and Internet Services: 8.2%
		Activant Solutions, Inc.	B1	B+
930,897		Term Loan, 4.759%, maturing May 02, 2013			827,335
		Acxiom Corporation	Ba2	BB+
1,703,333		Term Loan, 4.893%, maturing September 15, 2012			1,639,458
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.709%, maturing May 04, 2015			1,105,293
EUR	768,581	Term Loan, 7.209%, maturing May 04, 2016			1,105,507
		Audatex	Ba3	BB-
$3,098,073		Term Loan, 4.875%, maturing May 16, 2014			2,881,208
		Carlson Wagonlit Holdings, B.V.	Ba2	BB-
2,750,000		Term Loan, 5.149%, maturing August 03, 2012			2,499,062
		First Data Corporation	Ba3	BB-
5,974,438		Term Loan, 5.168%, maturing September 24, 2014			5,556,909
2,192,827		Term Loan, 5.355%, maturing September 24, 2014			2,041,248
248,750		Term Loan, 5.355%, maturing September 24, 2014			231,422

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services (continued)
			Open Text Corporation	Ba3	BB
$1,322,614			Term Loan, 4.631%, maturing October 02, 2013			$1,279,629
			Orbitz	B1	BB-
	9,447,500		Term Loan, 5.673%, maturing July 25, 2014			7,983,137
			Reynolds & Reynolds Company	Ba2	BB
	9,855,732		Term Loan, 4.383%, maturing October 26, 2012			9,449,183
			Sabre, Inc.	B1	B+
	15,958,689		Term Loan, 4.691%, maturing September 30, 2014			13,678,591
			Sitel, LLC	B2	B+
	3,893,842		Term Loan, 5.163%, maturing January 30, 2014			3,154,012
			Sungard Data Systems, Inc.	Ba3	BB
	20,186,112		Term Loan, 4.508%, maturing February 28, 2014			19,091,924
			Transaction Network Services, Inc.	B1	BB-
	2,282,110		Term Loan, 4.621%, maturing March 28, 2014			2,110,952
			Travelport, Inc.	Ba3	BB-
	1,445,156		Term Loan, 4.631%, maturing August 23, 2013			1,328,640
	289,971		Term Loan, 4.946%, maturing August 23, 2013			266,593
	992,500		Term Loan, 4.631%, maturing May 23, 2014			909,130
						77,139,233
Diversified / Conglomerate Manufacturing: 3.3%
			BOC Edwards	B1	BB
	3,225,625	(5)	Term Loan, 4.644%, maturing May 31, 2014			2,548,244
			Brand Services, Inc.	B1	B
	2,830,965		Term Loan, 5.014%, maturing February 07, 2014			2,590,333
	1,238,250		Term Loan, 6.024%, maturing February 07, 2014			1,176,338
			Brand Services, Inc.	Caa1	CCC+
	1,600,000		Term Loan, 8.838%, maturing February 07, 2015			1,400,000
			Dresser, Inc.	B2	B+
	4,910,577		Term Loan, 5.211%, maturing May 04, 2014			4,711,085
			EPD, Inc.	B1	B+
	436,406		Term Loan, 4.890%, maturing July 31, 2014			371,127
	3,047,188		Term Loan, 5.400%, maturing July 31, 2014			2,591,380
			Ferretti S.P.A.	NR	NR
EUR	577,667		Term Loan, 4.715%, maturing March 31, 2015			849,194
EUR	577,667		Term Loan, 4.715%, maturing March 31, 2016			849,194

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing (continued)
	Flextronics International, Ltd.	Ba1	BB+
$691,719	Term Loan, 4.947%, maturing October 01, 2014			$651,946
197,825	Term Loan, 4.963%, maturing October 01, 2014			184,472
	Generac Power Systems, Inc.	B1	B
4,405,756	Term Loan, 5.184%, maturing November 09, 2013			3,612,720
	Gentek Holding Corporation	Ba3	BB-
381,695	Term Loan, 4.765%, maturing February 28, 2011			358,555
1,128,890	Term Loan, 4.765%, maturing February 28, 2011			1,060,451
	Mueller Group, Inc.	Ba3	BB+
1,747,905	Term Loan, 4.571%, maturing May 24, 2014			1,651,770
	Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
968,485	Term Loan, 4.978%, maturing July 19, 2013			920,061
	Sensata Technologies	Ba3	BB
4,126,500	Term Loan, 4.662%, maturing April 27, 2013			3,817,013
	Sensus Metering Systems, Inc.	Ba3	BB
1,408,696	Term Loan, 5.271%, maturing December 17, 2010			1,338,261
97,174	Term Loan, 6.878%, maturing December 17, 2010			92,315
	Textron Fastening Systems	B2	B+
492,500	Term Loan, 6.196%, maturing August 11, 2013			462,950
				31,237,409
Diversified / Conglomerate Service: 3.9%
	Affinion Group	Ba2	BB
3,937,668	Term Loan, 5.167%, maturing October 17, 2012			3,777,700
	AlixPartners, LLP	B1	BB-
2,578,769	Term Loan, 4.710%, maturing October 12, 2013			2,505,705
	Brickman Group	Ba3	BB-
1,980,000	Term Loan, 4.696%, maturing January 23, 2014			1,861,200
	Brock Holdings, Inc.	B1	B+
1,485,000	Term Loan, 4.633%, maturing February 26, 2014			1,381,050
	Catalina Marketing Corporation	Ba3	BB-
2,985,000	Term Loan, 5.696%, maturing October 01, 2014			2,834,505
	Coach America Holdings, Inc.	B2	B
2,126,791	Term Loan, 5.399%, maturing April 20, 2014			1,403,682
442,989	Term Loan, 5.446%, maturing April 20, 2014			292,373

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Service (continued)
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
$116,667		Term Loan, 4.880%, maturing April 30, 2013			$111,417
577,500		Term Loan, 5.075%, maturing April 30, 2013			551,513
		Intergraph Corporation	Ba3	BB-
1,884,107		Term Loan, 4.646%, maturing May 29, 2014			1,819,341
		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.652%, maturing December 31, 2013			1,276,717
EUR	122,807	Term Loan, 6.652%, maturing December 31, 2013			178,740
		ISTA International GmbH	NR	NR
EUR	331,478	Term Loan, 6.769%, maturing May 14, 2015			448,320
EUR	1,668,522	Term Loan, 6.769%, maturing May 14, 2015			2,256,656
		Mitchell International, Inc.	Ba3	B+
$445,500		Term Loan, 4.671%, maturing March 28, 2014			427,958
		Mitchell International, Inc.	Caa1	B+
250,000		Term Loan, 7.938%, maturing March 28, 2015			238,750
		Valley National Gases, Inc.	Ba3	BB-
1,956,000		Term Loan, 4.885%, maturing February 28, 2014			1,770,180
		Valley National Gases, Inc.	B3	CCC+
250,000		Term Loan, 8.381%, maturing August 28, 2014			212,500
		Valleycrest Companies, LLC	B1	B+
1,976,906		Term Loan, 5.076%, maturing October 04, 2013			1,769,331
		Vertafore, Inc.	B1	B
3,069,116		Term Loan, 5.138%, maturing January 31, 2012			2,877,296
		West Corporation	B1	BB-
9,417,803		Term Loan, 5.155%, maturing October 24, 2013			8,746,785
					36,741,719
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 2.6%
		Georgia Pacific Corporation	Ba2	BB+
25,608,613		Term Loan, 4.685%, maturing December 20, 2012			24,313,508
					24,313,508
Ecological: 0.1%
		Synagro Technologies, Inc.	B1	B+
893,250		Term Loan, 4.690%, maturing April 02, 2014			772,661
		Synagro Technologies, Inc.	Caa2	CCC+
485,000		Term Loan, 7.440%, maturing October 02, 2014			352,838
					1,125,499

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Electronics: 1.6%
		Decision One	NR	NR
$1,691,707		Term Loan, 12.000%, maturing April 15, 2010			$1,522,536
		Freescale Semiconductor, Inc.	Ba1	BB
4,090,148		Term Loan, 4.578%, maturing December 01, 2013			3,690,892
		Infor Global Solutions	B1	B+
496,250		Term Loan, 5.450%, maturing July 28, 2012			407,545
105,800		Term Loan, 6.450%, maturing July 28, 2012			93,038
202,784		Term Loan, 6.450%, maturing July 28, 2012			178,323
EUR	740,625	Term Loan, 7.731%, maturing July 28, 2012			962,017
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 10.978%, maturing March 02, 2014			515,940
		Kronos, Inc.	Ba3	B+
$2,463,393		Term Loan, 4.946%, maturing June 11, 2014			2,275,559
		NXP, B.V.	Ba3	BB-
1,750,000		Floating Rate Note, 5.463%, maturing October 15, 2013			1,601,250
EUR	1,500,000	Floating Rate Note, 7.497%, maturing October 15, 2013			2,070,892
		ON Semiconductor	Baa3	BB
$1,980,000		Term Loan, 4.446%, maturing September 03, 2013			1,885,950
					15,203,942
Finance: 0.7%
		LPL Holdings, Inc.	B1	B
7,431,203		Term Loan, 4.696%, maturing June 28, 2013			6,985,331
					6,985,331
Foreign Cable, Foreign TV, Radio and Equipment: 6.7%
		Casema Bidco/Serpering Investments, B.V.	NR	NR
EUR	113,008	Term Loan, 6.874%, maturing November 14, 2014			170,046
EUR	58,702	Term Loan, 6.874%, maturing November 14, 2014			88,330
EUR	120,197	Term Loan, 6.874%, maturing November 14, 2014			180,863
EUR	171,427	Term Loan, 7.374%, maturing November 14, 2015			258,079
EUR	119,999	Term Loan, 7.374%, maturing November 14, 2015			180,655
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 7.195%, maturing January 31, 2014			1,312,869
SEK	8,000,000	Term Loan, 7.320%, maturing January 31, 2015			1,211,879
		Levana Holding 4 GmbH	NR	NR
EUR	1,081,359	Term Loan, 6.770%, maturing March 02, 2015			1,181,194
EUR	1,081,359	Term Loan, 7.284%, maturing March 02, 2016			1,181,194

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment (continued)
		Numericable/YPSO France SAS	NR	NR
EUR	1,249,580	Term Loan, 6.873%, maturing July 28, 2016			$1,680,212
EUR	1,984,549	Term Loan, 6.873%, maturing July 28, 2016			2,668,467
EUR	765,871	Term Loan, 6.873%, maturing July 28, 2016			1,029,806
EUR	694,875	Term Loan, 7.123%, maturing July 28, 2016			936,821
EUR	1,305,125	Term Loan, 7.123%, maturing July 28, 2016			1,759,552
		ProSiebenSat.1 Media AG	NR	NR
EUR	64,583	Term Loan, 6.605%, maturing July 02, 2014			83,738
EUR	1,190,021	Term Loan, 6.605%, maturing July 02, 2014			1,542,971
SEK	2,269,914	Term Loan, 6.742%, maturing July 02, 2014			315,384
EUR	122,161	Term Loan, 6.730%, maturing May 09, 2015			158,413
EUR	2,715,121	Term Loan, 6.730%, maturing May 09, 2015			3,520,852
		TDF, S.A.	NR	NR
EUR	1,000,000	Term Loan, 6.386%, maturing January 31, 2015			1,359,067
EUR	1,000,000	Term Loan, 6.645%, maturing January 31, 2016			1,359,067
		UPC Financing Partnership	Ba3	B+
$5,000,000		Term Loan, 4.553%, maturing December 31, 2014			4,707,815
EUR	1,741,434	Term Loan, 6.391%, maturing December 31, 2014			2,473,913
EUR	12,401,899	Term Loan, 6.391%, maturing December 31, 2014			17,618,368
		Virgin Media Investment Holdings Ltd.	Ba2	BB
GBP	3,954,322	Term Loan, 7.657%, maturing September 03, 2012			7,289,537
GBP	3,383,112	Term Loan, 7.657%, maturing September 03, 2012			6,236,549
GBP	423,993	Term Loan, 7.680%, maturing September 03, 2012			781,604
GBP	833,853	Term Loan, 7.680%, maturing September 03, 2012			1,537,154
					62,824,399
Gaming: 4.9%
		Cannery Casino Resorts, LLC	B2	BB
$590,551		Term Loan, 3.475%, maturing May 18, 2013			570,620
1,641,142		Term Loan, 4.945%, maturing May 18, 2013			1,585,753
		CCM Merger, Inc.	B1	BB-
3,375,375		Term Loan, 4.691%, maturing July 13, 2012			3,185,510
		Centaur, LLC	B1	BB-
1,649,123		Term Loan, 6.696%, maturing October 30, 2012			1,426,491
		Fontainebleau Las Vegas, LLC	B1	B+
1,933,333		Term Loan, 6.258%, maturing June 06, 2014			1,645,750

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Gaming (continued)
		Golden Nugget, Inc.	B1	BB-
$954,545		Term Loan, 4.427%, maturing June 30, 2014			$874,602
		Green Valley Ranch Gaming, LLC	B1	BB-
1,430,455		Term Loan, 4.654%, maturing February 16, 2014			1,207,543
		Green Valley Ranch Gaming, LLC	Caa1	CCC+
750,000		Term Loan, 5.894%, maturing August 16, 2014			499,687
		Greenwood Racing, Inc.	B2	BB-
1,481,250		Term Loan, 4.640%, maturing November 28, 2011			1,384,969
		Harrahs Operating Company, Inc.	Ba2	BB
2,000,000		Term Loan, 5.920%, maturing January 28, 2015			1,872,812
1,500,000		Term Loan, 5.920%, maturing January 28, 2015			1,403,062
		Isle Of Capri Casinos, Inc.	Ba3	BB
1,321,310		Term Loan, 4.446%, maturing July 26, 2014			1,195,786
1,752,916		Term Loan, 4.446%, maturing July 26, 2014			1,586,389
4,382,290		Term Loan, 4.446%, maturing July 26, 2014			3,965,972
		Las Vegas Sands, LLC	Ba3	BB
1,600,000		Term Loan, 4.170%, maturing May 23, 2014			1,476,110
6,352,000		Term Loan, 4.450%, maturing May 23, 2014			5,860,158
		New World Gaming Partners Ltd.	Ba3	BB-
708,333		Term Loan, 5.188%, maturing September 30, 2014			614,479
3,532,813		Term Loan, 5.188%, maturing September 30, 2014			3,064,715
		Penn National Gaming, Inc.	Ba2	BBB-
1,496,164		Term Loan, 4.579%, maturing October 03, 2012			1,461,046
		Riviera Holdings Corporation	B2	BB-
500,000		Term Loan, 4.390%, maturing June 08, 2014			446,250
		Seminole Tribe Of Florida	Baa3	BBB
16,747		Term Loan, 4.625%, maturing March 05, 2014			16,371
	(2)	Tropicana Entertainment — Landco	NR	D
3,750,000		Term Loan, 6.946%, maturing July 03, 2008			3,597,656
		VML US Finance, LLC	B1	BB-
1,600,000		Term Loan, 4.95%, maturing May 25, 2012			1,549,626
3,200,000		Term Loan, 4.950%, maturing May 25, 2013			3,099,251
2,000,000		Term Loan, 4.950%, maturing May 26, 2013			1,937,032
					45,527,640
Grocery: 0.1%
		Roundys Supermarkets, Inc.	Ba3	B+
1,129,112		Term Loan, 5.280%, maturing November 03, 2011			1,083,947
					1,083,947

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

Bank Loan Ratings† (Unaudited)	Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: 18.6%
Accellent, Inc.	B2	B+
$1,955,000	Term Loan, 5.138%, maturing November 22, 2012	$1,710,625
AGA Medical Corporation	B1	BB-
1,632,209	Term Loan, 4.725%, maturing April 28, 2013	1,468,988
Catalent Pharma Solutions	Ba3	BB-
6,528,444	Term Loan, 4.946%, maturing April 10, 2014	5,838,877
CHG Medical Staffing, Inc.	Ba3	B+
400,000	Term Loan, 2.560%, maturing January 08, 2013	372,000
1,584,000	Term Loan, 5.151%, maturing January 08, 2013	1,473,120
CHS/Community Health Systems, Inc.	Ba3	BB
48,909,672	Term Loan, 4.835%, maturing July 25, 2014	46,271,387
Concentra Operating Corporation	B1	B+
1,985,000	Term Loan, 4.946%, maturing June 25, 2014	1,816,275
CRC Health Corporation	Ba3	BB-
1,449,636	Term Loan, 4.921%, maturing February 06, 2013	1,362,657
1,470,113	Term Loan, 4.921%, maturing February 06, 2013	1,381,906
Davita, Inc.	Ba1	BB+
1,999,946	Term Loan, 4.032%, maturing October 05, 2012	1,921,698
Education Management Corporation	B2	B+
8,213,877	Term Loan, 4.500%, maturing June 01, 2013	7,590,140
Emdeon Business Services, LLC	B1	BB-
2,367,848	Term Loan, 4.700%, maturing November 16, 2013	2,240,576
EMSC, L.P.	Ba1	BB
3,194,155	Term Loan, 4.993%, maturing February 10, 2012	3,076,370
Gambro	NR	NR
646,459	Term Loan, 5.219%, maturing June 05, 2014	586,123
SEK	2,146,343	Term Loan, 7.458%, maturing June 05, 2014	324,393
SEK	2,111,070	Term Loan, 7.458%, maturing June 05, 2014	319,062
$646,459	Term Loan, 5.719%, maturing June 05, 2015	586,123
SEK	2,111,070	Term Loan, 7.958%, maturing June 05, 2015	319,062
SEK	2,146,343	Term Loan, 7.958%, maturing June 05, 2015	324,393
Gentiva Health Services, Inc.	Ba3	BB-
$2,513,513	Term Loan, 4.475%, maturing March 31, 2013	2,325,000
Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
1,086,857	Term Loan, 5.131%, maturing March 14, 2011	1,021,646
Harlan Sprague Dawley, Inc.	B2	BB-
2,501,875	Term Loan, 5.239%, maturing July 11, 2014	2,351,762

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		Harrington Holdings, Inc.	B1	BB-
$2,442,000		Term Loan, 4.631%, maturing January 11, 2014			$2,258,850
		HCA, Inc.	Ba3	BB
33,153,103		Term Loan, 4.946%, maturing November 17, 2013			31,264,338
		Health Management Associates, Inc.	Ba3	BB-
3,802,727		Term Loan, 4.446%, maturing February 28, 2014			3,544,686
		Iasis Healthcare, LLC	Ba2	B+
2,971,102		Term Loan, 4.379%, maturing March 15, 2014			2,823,786
1,025,437		Term Loan, 4.381%, maturing March 15, 2014			974,593
273,450		Term Loan, 6.631%, maturing March 15, 2014			259,891
		IM US Holdings, LLC	B1	BB
4,962,500		Term Loan, 4.671%, maturing June 26, 2014			4,652,344
		inVentiv Health, Inc.	Ba3	BB-
935,786		Term Loan, 4.450%, maturing July 06, 2014			881,978
		Multiplan, Inc.	B1	B+
1,287,529		Term Loan, 4.938%, maturing April 12, 2013			1,218,325
		National Mentor, Inc.	B1	B+
117,736		Term Loan, 4.559%, maturing June 29, 2013			102,136
1,984,787		Term Loan, 4.700%, maturing June 29, 2013			1,721,803
		Nycomed	NR	NR
EUR	535,383	Term Loan, 6.978%, maturing December 10, 2014			716,690
EUR	388,312	Term Loan, 6.978%, maturing December 10, 2014			519,814
EUR	54,917	Term Loan, 6.978%, maturing December 10, 2014			73,515
EUR	1,397,300	Term Loan, 6.978%, maturing December 10, 2014			1,870,494
EUR	86,211	Term Loan, 6.978%, maturing December 10, 2014			115,407
EUR	388,312	Term Loan, 7.728%, maturing December 10, 2014			519,814
EUR	535,383	Term Loan, 7.728%, maturing December 10, 2014			716,690
EUR	1,397,300	Term Loan, 7.728%, maturing December 10, 2014			1,870,494
EUR	86,211	Term Loan, 7.728%, maturing December 10, 2014			115,407
EUR	54,917	Term Loan, 7.728%, maturing December 10, 2014			73,515
		Orthofix International/Colgate Medical	B1	BB+
$1,776,818		Term Loan, 4.640%, maturing September 22, 2013			1,643,557

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		Quintiles Transnational Corporation	B1	BB
$4,978,772		Term Loan, 4.700%, maturing March 31, 2013			$4,757,839
		Renal Advantage, Inc.	NR	B+
3,376,287		Term Loan, 5.264%, maturing October 06, 2012			3,173,710
		Rural/Metro Operating Company, LLC	Ba2	BB-
917,646		Term Loan, 6.270%, maturing March 04, 2011			853,411
519,127		Term Loan, 5.690%, maturing March 04, 2011			482,788
		Sterigenics International, Inc.	B3	BB-
1,949,310		Term Loan, 5.050%, maturing November 21, 2013			1,783,619
		Stiefel Laboratories, Inc.	B1	BB-
1,538,709		Term Loan, 4.966%, maturing December 28, 2013			1,496,394
1,176,916		Term Loan, 4.966%, maturing December 28, 2013			1,144,551
		Sun Healthcare Group, Inc.	Ba2	B+
217,241		Term Loan, 4.696%, maturing April 12, 2014			203,121
847,364		Term Loan, 4.789%, maturing April 12, 2014			792,286
136,941		Term Loan, 4.798%, maturing April 12, 2014			128,040
		Surgical Care Affiliates, LLC	Ba3	B
2,977,500		Term Loan, 4.946%, maturing December 29, 2014			2,597,869
		Team Health, Inc.	B1	BB-
2,037,149		Term Loan, 4.641%, maturing November 23, 2012			1,869,084
		United Surgical Partners International, Inc.	Ba3	B
250,000		Term Loan, 4.093%, maturing April 19, 2014			228,750
1,660,645		Term Loan, 5.490%, maturing April 19, 2014			1,519,490
		Vanguard Health Holdings Company II, LLC	Ba3	B+
3,410,095		Term Loan, 5.134%, maturing September 23, 2011			3,314,895
		Viant Holdings, Inc.	Ba3	B+
744,375		Term Loan, 4.946%, maturing June 25, 2014			655,050
		VWR International, Inc.	B1	B+
3,500,000		Term Loan, 5.196%, maturing June 29, 2014			3,263,750
EUR	2,500,000	Term Loan, 7.231%, maturing June 29, 2014			3,650,797
					174,535,754
Home & Office Furnishings: 1.6%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 7.148%, maturing October 19, 2014			1,696,576
EUR	1,250,000	Term Loan, 7.648%, maturing October 19, 2015			1,699,817
		Hilding Anders	NR	NR
EUR	324,872	Term Loan, 6.968%, maturing April 25, 2015			443,463
SEK	17,864,613	Term Loan, 7.113%, maturing April 25, 2015			2,434,480

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Home & Office Furnishings (continued)
	National Bedding Company	B1	BB
$2,188,547	Term Loan, 4.741%, maturing February 28, 2013			$1,769,075
	Simmons Company	Ba2	BB-
6,942,562	Term Loan, 5.610%, maturing December 19, 2011			6,230,950
	Springs Window Fashions, LLC	B2	B+
1,418,066	Term Loan, 5.500%, maturing December 31, 2012			1,006,827
				15,281,188
Insurance: 1.8%
	AmWINS Group, Inc.	B2	B-
1,985,000	Term Loan, 5.123%, maturing June 08, 2013			1,597,925
	Applied Systems, Inc.	B1	B-
1,907,273	Term Loan, 5.396%, maturing September 26, 2013			1,773,764
	Conseco, Inc.	Ba3	B+
6,161,913	Term Loan, 4.381%, maturing October 10, 2013			5,279,989
	Crawford & Company	B1	BB-
2,853,036	Term Loan, 5.450%, maturing October 30, 2013			2,667,588
	Hub International, Ltd.	B2	B+
283,255	Term Loan, 4.402%, maturing June 13, 2014			257,408
1,621,732	Term Loan, 5.196%, maturing June 13, 2014			1,473,749
	Swett & Crawford	B2	B
2,574,000	Term Loan, 4.966%, maturing April 03, 2014			1,981,980
	USI Holdings Corporation	B2	B
1,786,500	Term Loan, 5.450%, maturing May 05, 2014			1,656,979
				16,689,382
Leisure, Amusement, Entertainment: 7.8%
	24 Hour Fitness Worldwide, Inc.	Ba3	B+
3,185,000	Term Loan, 5.933%, maturing June 08, 2012			2,993,900
	Alpha D2, Ltd.	NR	NR
1,285,714	Term Loan, 7.093%, maturing December 31, 2013			1,215,459
1,714,286	Term Loan, 7.093%, maturing December 31, 2013			1,620,612
	AMF Bowling Worldwide, Inc.	B1	B+
3,101,563	Term Loan, 5.468%, maturing June 10, 2013			2,465,742
	Cedar Fair, L.P.	Ba3	BB
7,857,538	Term Loan, 4.381%, maturing August 30, 2012			7,495,219
	Cinemark USA, Inc.	Ba3	B
3,688,682	Term Loan, 4.480%, maturing October 05, 2013			3,515,115

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment (continued)
		HIT Entertainment, Inc.	Ba3	B+
	$1,940,892	Term Loan, 4.790%, maturing March 20, 2012			$1,763,786
		Kerasotes Showplace Theater, LLC	B1	B-
	150,000	Revolver, 1.178%, maturing October 31, 2010			143,250
	281,978	Term Loan, 4.688%, maturing October 28, 2011			269,642
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	7,813,929	Term Loan, 5.946%, maturing April 08, 2012			6,345,152
	33,241,693	Term Loan, 5.946%, maturing April 08, 2012			26,993,285
		NEP II, Inc.	B1	B
	4,452,497	Term Loan, 4.946%, maturing February 16, 2014			4,048,064
		Warner Music Group	Ba3	BB
	14,886,097	Term Loan, 4.613%, maturing February 28, 2011			14,030,146
					72,899,372
Lodging: 1.7%
		Audio Visual Services Corporation	Ba3	B+
	995,000	Term Loan, 4.950%, maturing February 28, 2014			855,700
		Hotel Del Coronado	B1	B+
	16,400,000	Term Loan, 4.466%, maturing January 15, 2009			15,328,014
					16,183,714
Machinery: 0.8%
		Enersys Capital, Inc.	Ba2	BB
	1,236,799	Term Loan, 4.437%, maturing March 17, 2011			1,230,615
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 6.775%, maturing December 23, 2014			1,832,329
EUR	1,145,833	Term Loan, 7.275%, maturing December 23, 2015			1,694,672
		LN Acquisition Corporation	B1	BB-
$360,909		Term Loan, 5.399%, maturing July 11, 2014			342,864
	135,341	Term Loan, 5.403%, maturing July 11, 2014			128,574
		Maxim Crane Works, L.P.	B1	BB-
	2,481,250	Term Loan, 4.725%, maturing June 29, 2014			2,464,191
					7,693,245
Mining, Steel, Iron & Nonprecious Metals: 1.0%
		Continental Alloys & Services, Inc.	B2	B
	493,750	Term Loan, 3.288%, maturing June 15, 2012			464,125
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	688,538	Term Loan, 4.719%, maturing May 18, 2014			666,160
		Novelis	Ba2	BB
	1,240,625	Term Loan, 4.700%, maturing July 06, 2014			1,194,722
	2,729,375	Term Loan, 4.700%, maturing July 06, 2014			2,628,388

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Mining, Steel, Iron & Nonprecious Metals (continued)
	Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
$259,782	Term Loan, 4.381%, maturing May 08, 2014			$243,870
2,901,823	Term Loan, 4.440%, maturing May 08, 2014			2,724,086
	Tube City IMS Corporation	Ba3	BB
162,162	Term Loan, 4.946%, maturing January 25, 2013			150,811
1,324,459	Term Loan, 7.196%, maturing January 25, 2013			1,231,747
				9,303,909
North American Cable: 15.7%
	Atlantic Broadband	B1	B
1,965,154	Term Loan, 4.950%, maturing August 10, 2012			1,881,635
	Bresnan Communications, LLC	B2	BB-
2,750,000	Term Loan, 4.983%, maturing September 29, 2013			2,633,986
2,246,939	Term Loan, 5.020%, maturing September 29, 2013			2,152,147
	Cequel Communications, LLC	B1	BB-
38,621,921	Term Loan, 4.727%, maturing November 05, 2013			36,077,702
	Cequel Communications, LLC	Caa1	B-
525,000	Term Loan, 7.373%, maturing May 05, 2014			454,781
	Charter Communications Operating, LLC	B1	B+
55,213,672	Term Loan, 4.900%, maturing March 06, 2014			49,240,546
	CSC Holdings, Inc.	Ba1	BBB-
24,208,569	Term Loan, 4.340%, maturing March 29, 2013			23,036,657
	Insight Midwest Holdings, LLC	B1	B+
11,002,500	Term Loan, 4.690%, maturing April 06, 2014			10,545,698
	Knology, Inc.	B2	B
1,985,000	Term Loan, 4.934%, maturing June 30, 2012			1,836,125
	Mediacom Broadband, LLC	Ba3	BB-
10,753,875	Term Loan, 4.235%, maturing January 31, 2015			9,907,007
	Quebecor Media, Inc.	B1	B
2,932,500	Term Loan, 4.713%, maturing January 17, 2013			2,829,862
	San Juan Cable, LLC	B1	BB-
1,712,492	Term Loan, 5.020%, maturing October 31, 2012			1,536,962
	WideOpenWest Finance, LLC	B2	B-
5,833,333	Term Loan, 5.264%, maturing June 28, 2014			5,075,000
				147,208,108
Oil & Gas: 4.8%
	Alon USA	B1	BB
1,729,620	Term Loan, 4.693%, maturing June 22, 2013			1,569,630
216,202	Term Loan, 4.899%, maturing June 22, 2013			196,204

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas (continued)
	Calumet Lubricants Company	B1	BB-
$131,779	Term Loan, 6.534%, maturing January 03, 2015			$117,613
1,012,160	Term Loan, 6.675%, maturing January 03, 2015			903,353
	Coffeyville Resources, LLC	B2	BB-
1,067,105	Term Loan, 5.448%, maturing December 28, 2010			1,038,648
1,268,528	Term Loan, 5.450%, maturing December 28, 2013			1,234,700
	CR Gas Storage	Ba3	BB-
79,940	Term Loan, 4.550%, maturing May 13, 2011			77,143
1,342,938	Term Loan, 4.534%, maturing May 12, 2013			1,295,935
225,766	Term Loan, 4.589%, maturing May 12, 2013			217,865
152,133	Term Loan, 4.600%, maturing May 12, 2013			146,809
	Energy Transfer Company, L.P.	Ba2	NR
6,000,000	Term Loan, 4.508%, maturing February 08, 2012			5,851,074
	Hercules Offshore, LLC	Ba3	BB
2,481,250	Term Loan, 4.450%, maturing July 11, 2013			2,419,219
	McJunkin Corporation	B1	B+
2,670,852	Term Loan, 6.134%, maturing January 31, 2013			2,640,805
	MEG Energy	Ba3	BB
2,796,500	Term Loan, 4.693%, maturing April 03, 2013			2,652,013
2,744,000	Term Loan, 4.700%, maturing April 03, 2013			2,599,940
	Pine Prairie Energy Center	B1	B+
495,000	Term Loan, 5.400%, maturing December 31, 2013			477,675
	Semcrude, L.P.	Ba2	NR
3,201,514	Term Loan, 4.899%, maturing March 01, 2011			3,145,488
	SG Resources Mississippi, LLC	B1	BB-
2,500,000	Term Loan, 4.599%, maturing April 02, 2014			2,387,500
	Targa Resources, Inc.	Ba3	B+
2,888,314	Term Loan, 4.651%, maturing October 31, 2012			2,833,436
1,039,832	Term Loan, 4.696%, maturing October 31, 2012			1,020,075
	Venoco, Inc.	Caa1	B
3,000,000	Term Loan, 6.688%, maturing September 20, 2011			2,862,501
	Western Refining, Inc.	B1	BB-
10,322,000	Term Loan, 4.649%, maturing May 30, 2014			9,186,580
				44,874,206
Other Broadcasting and Entertainment: 2.3%
	Deluxe Entertainment Services Group, Inc.	B1	B
2,397,437	Term Loan, 4.934%, maturing May 11, 2013			2,097,757
224,610	Term Loan, 4.946%, maturing May 11, 2013			196,534

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment (continued)
$118,110		Term Loan, 4.946%, maturing May 11, 2013			$103,346
		VNU	Ba3	B+
	20,781,904	Term Loan, 4.734%, maturing August 09, 2013			19,575,806
					21,973,443
Other Telecommunications: 3.6%
		Asurion Corporation	B2	B-
	13,250,000	Term Loan, 5.784%, maturing July 03, 2014			12,357,692
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 6.606%, maturing September 30, 2014			3,034,518
EUR	2,083,333	Term Loan, 6.856%, maturing September 30, 2015			3,036,410
		Cavalier Telephone	B3	B-
$2,444,211		Term Loan, 10.500%, maturing December 31, 2012			2,025,640
		Gabriel Communications	B2	CCC+
	496,250	Term Loan, 6.050%, maturing May 31, 2014			450,347
		Hargray Communications Group, Inc.	B1	B
	454,647	Term Loan, 4.946%, maturing June 29, 2014			416,571
		Hawaiian Telcom Communications, Inc.	Ba3	B-
	2,818,023	Term Loan, 5.196%, maturing June 01, 2014			2,280,838
		Kentucky Data Link, Inc.	B1	B
	3,956,268	Term Loan, 4.631%, maturing February 26, 2014			3,699,111
		One Communications	B2	B-
	2,843,571	Term Loan, 6.813%, maturing June 30, 2012			2,530,779
		PAETEC Holding Corporation	B1	B-
	436,065	Term Loan, 4.881%, maturing February 28, 2013			423,528
		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,179,750	Term Loan, 4.390%, maturing January 07, 2013			3,039,046
		U.S. Telepacific Corporation	B1	CCC+
	985,004	Term Loan, 6.835%, maturing August 04, 2011			935,754
					34,230,234
Personal & Nondurable Consumer Products: 5.4%
		Advantage Sales And Marketing	B2	B-
	3,021,790	Term Loan, 4.690%, maturing March 29, 2013			2,850,554
		Bushnell Performance Optics	Ba3	BB-
	1,741,250	Term Loan, 6.446%, maturing August 24, 2013			1,619,362
		Fender Musical Instruments Corporation	B2	B+
	1,166,667	Term Loan, 6.970%, maturing June 09, 2014			1,055,833
	2,315,833	Term Loan, 7.160%, maturing June 09, 2014			2,095,829

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products (continued)
	Gibson Guitar Corporation	B2	B
$493,750	Term Loan, 5.196%, maturing December 29, 2013			$459,188
	Huish Detergents, Inc.	B1	B+
2,679,750	Term Loan, 4.450%, maturing April 26, 2014			2,392,392
	Information Resources, Inc.	B1	B+
435,159	Term Loan, 4.415%, maturing May 16, 2014			374,237
	Jarden Corporation	Ba3	BB-
9,170,032	Term Loan, 4.446%, maturing January 24, 2012			8,757,426
1,181,245	Term Loan, 4.446%, maturing January 24, 2012			1,128,095
	KIK Custom Products, Inc.	B1	CCC+
72,805	Term Loan, 5.170%, maturing May 31, 2014			54,604
424,695	Term Loan, 5.170%, maturing May 31, 2014			318,521
	Mega Bloks, Inc.	B1	B
972,500	Term Loan, 8.250%, maturing July 26, 2012			865,525
	Natural Products Group, LLC	B1	B+
684,646	Term Loan, 4.992%, maturing March 08, 2014			406,229
	Norwood Promotional Products	NR	NR
26,595,363	Term Loan, 6.000%, maturing August 17, 2011			24,467,734
	Spectrum Brands, Inc.	B2	B-
879,524	Term Loan, 6.670%, maturing March 30, 2013			840,312
44,301	Term Loan, 6.828%, maturing March 30, 2013			42,326
	Totes Isotoner Corporation	B1	B
411,458	Term Loan, 5.143%, maturing January 31, 2013			339,453
	Yankee Candle Company, Inc.	Ba3	BB-
2,693,077	Term Loan, 4.606%, maturing February 06, 2014			2,469,937
				50,537,557
Personal, Food & Miscellaneous: 2.5%
	Acosta, Inc.	B1	B
2,947,500	Term Loan, 4.640%, maturing July 28, 2013			2,801,967
	Arbys Restaurant Group, Inc.	Ba3	BB
5,239,389	Term Loan, 4.859%, maturing July 25, 2012			4,970,870
	Culligan International Company	B2	B-
990,000	Term Loan, 4.813%, maturing November 24, 2012			707,850
	Dennys, Inc.	Ba2	BB
555,000	Term Loan, 4.700%, maturing March 31, 2012			526,556
750,000	Term Loan, 4.715%, maturing March 31, 2012			711,562

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous (continued)
	MD Beauty, Inc.	B1	BB-
$2,327,481	Term Loan, 4.780%, maturing February 18, 2012			$2,298,388
	N.E.W. Customer Services Companies, Inc.	B1	B
3,191,953	Term Loan, 5.277%, maturing May 22, 2014			2,892,708
	OSI Restaurant Partners, Inc.	B1	BB-
372,420	Term Loan, 4.920%, maturing June 14, 2013			322,237
4,391,539	Term Loan, 5.000%, maturing June 14, 2014			3,799,779
	QCE, LLC (Quiznos)	B2	B+
2,030,500	Term Loan, 4.985%, maturing May 05, 2013			1,745,383
	Reddy Ice Group, Inc.	Ba3	BB-
1,000,000	Term Loan, 4.460%, maturing August 09, 2012			866,250
	Sbarro, Inc.	Ba3	B+
495,000	Term Loan, 4.881%, maturing January 31, 2014			415,800
	Seminole Hard Rock Entertainment	B1	BB
750,000	Term Loan, 5.300%, maturing March 15, 2014			633,750
	U.S. Security Holdings, Inc.	B1	B+
585,671	Term Loan, 5.179%, maturing May 08, 2013			562,244
				23,255,344
Printing & Publishing: 10.4%
	American Achievement Corporation	Ba3	BB-
488,273	Term Loan, 4.862%, maturing March 25, 2011			482,169
	Ascend Media Holdings, LLC	B3	B
853,249	Term Loan, 4.625%, maturing January 31, 2012			733,794
	Black Press Ltd.	Ba3	BB-
1,200,082	Term Loan, 4.649%, maturing August 02, 2013			1,096,575
728,621	Term Loan, 4.649%, maturing August 02, 2013			665,778
	Caribe Information Investments, Inc.	B1	B+
1,704,032	Term Loan, 4.785%, maturing March 31, 2013			1,533,629
	Cengage Learning, Inc.	B1	B+
17,163,750	Term Loan, 4.916%, maturing July 05, 2014			15,541,776
	Cenveo Corporation	Ba2	BB+
61,448	Term Loan, 4.349%, maturing June 21, 2013			58,299
2,836,960	Term Loan, 4.349%, maturing June 21, 2013			2,691,566
	Hanley Wood, LLC	B2	B
2,715,688	Term Loan, 4.953%, maturing March 08, 2014			2,104,658
	Idearc, Inc.	Ba3	BBB-
25,107,312	Term Loan, 4.687%, maturing November 17, 2014			20,952,051

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
		Intermedia Outdoor, Inc.	NR	NR
	$1,629,375	Term Loan, 5.696%, maturing January 31, 2013			$1,384,969
		Mediannuaire Holding	NR	NR
EUR	600,000	Term Loan, 6.607%, maturing April 10, 2016			783,597
EUR	600,000	Term Loan, 7.107%, maturing April 10, 2016			783,597
		Medimedia USA, Inc.	Ba3	BB-
	$1,231,250	Term Loan, 5.744%, maturing October 05, 2013			1,141,984
		Merrill Communications, LLC	B1	BB-
2,894,162		Term Loan, 4.686%, maturing May 15, 2011			2,488,980
		Nelson Canada	Ba3	BB-
3,980,000		Term Loan, 5.196%, maturing July 05, 2014			3,572,050
		PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000	Term Loan, 5.857%, maturing October 24, 2013			1,138,938
		PBL Media	B1	B
AUD	24,331,191	Term Loan, 10.228%, maturing February 05, 2013			20,041,582
		Prism Business Media Holdings/ Penton Media, Inc.	B1	BB-
	$1,683,000	Term Loan, 5.138%, maturing February 01, 2013			1,371,645
		R.H. Donnelley Corporation	Ba1	BB
3,650,129		Term Loan, 4.571%, maturing June 30, 2011			3,575,823
		Readers Digest	B1	B
4,331,250		Term Loan, 4.947%, maturing March 02, 2014			3,776,309
EUR	749,659	Term Loan, 6.374%, maturing March 02, 2014			979,582
		Source Media, Inc.	B1	B
	$2,777,571	Term Loan, 4.950%, maturing November 08, 2011			2,458,150
		Thomas Nelson Publishers	B1	B
2,292,500		Term Loan, 4.845%, maturing June 12, 2012			2,040,325
		Tribune Company	B2	B
496,250		Term Loan, 5.542%, maturing May 19, 2014			368,776
		Valassis Communications, Inc.	Ba2	BB
968,200		Term Loan, 4.450%, maturing March 02, 2014			916,563
320,000		Term Loan, 4.580%, maturing March 02, 2014			302,933
		Yell Group, PLC	Ba3	BB-
2,000,000		Term Loan, 4.381%, maturing February 10, 2013			1,820,000
EUR	2,000,000	Term Loan, 6.374%, maturing February 27, 2013			2,816,341
					97,622,439

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting: 6.3%
	Block Communications, Inc.	Ba1	BB+
$977,500	Term Loan, 4.696%, maturing December 22, 2012			$933,513
	Citadel Broadcasting Corporation	Ba3	BB-
9,600,000	Term Loan, 4.175%, maturing June 12, 2014			8,335,997
	CMP KC, LLC	NR	NR
1,359,663	Term Loan, 6.660%, maturing May 03, 2011			815,798
	CMP Susquehanna Corporation	B1	B-
4,923,286	Term Loan, 4.483%, maturing May 05, 2013			4,129,406
	Cumulus Media, Inc.	Ba3	B
2,816,326	Term Loan, 4.274%, maturing June 11, 2014			2,451,964
	CW Media Holdings, Inc.	Ba1	B+
2,736,250	Term Loan, 5.946%, maturing February 15, 2015			2,708,887
	Emmis Communication	B2	B+
1,202,188	Term Loan, 4.671%, maturing November 01, 2013			1,056,724
	Local TV Finance, LLC	Ba3	B+
2,878,250	Term Loan, 4.869%, maturing May 07, 2013			2,518,469
	Nexstar Broadcasting Group	Ba2	BB-
2,371,585	Term Loan, 4.446%, maturing October 01, 2012			2,217,432
2,245,141	Term Loan, 4.649%, maturing October 01, 2012			2,099,207
	Nextmedia Operating, Inc.	B1	B
641,326	Term Loan, 6.529%, maturing November 15, 2012			586,813
1,442,984	Term Loan, 6.451%, maturing November 15, 2012			1,320,330
	Paxson Communications	B1	CCC+
4,500,000	Term Loan, 5.963%, maturing January 15, 2012			3,645,000
	Regent Communications	B2	B+
1,434,783	Term Loan, 4.946%, maturing November 21, 2013			1,284,130
	Spanish Broadcasting Systems	B2	B-
3,880,000	Term Loan, 4.450%, maturing June 11, 2012			3,162,200
	Univision Communications, Inc.	Ba3	B
23,499,786	Term Loan, 5.118%, maturing September 29, 2014			19,917,549
	Univision Communications, Inc.	B3	CCC
1,733,625	Term Loan, 4.881%, maturing March 29, 2009			1,671,865
				58,855,284
Retail Stores: 8.9%
	Amscan Holdings, Inc.	B1	B
1,485,000	Term Loan, 4.816%, maturing May 25, 2013			1,299,375
	Burlington Coat Factory	B2	B-
3,787,868	Term Loan, 4.900%, maturing May 28, 2013			3,222,055

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores (continued)
		CBR Fashion Holding	NR	NR
EUR	500,000	Term Loan, 6.507%, maturing July 20, 2015			$667,449
EUR	460,000	Term Loan, 6.749%, maturing July 20, 2016			614,053
		Claires Stores, Inc.	B1	B
	$2,962,500	Term Loan, 5.413%, maturing May 29, 2014			2,372,314
		Dollar General Corporation	B2	B+
	12,500,000	Term Loan, 5.649%, maturing July 06, 2014			11,590,275
		Dollarama Group, L.P.	Ba1	BB-
	3,387,125	Term Loan, 4.649%, maturing November 18, 2011			3,251,640
		General Nutrition Centers, Inc.	B1	B-
	3,564,000	Term Loan, 4.696%, maturing September 16, 2013			3,290,759
		Guitar Center, Inc.	B2	B-
	5,000,000	Term Loan, 5.900%, maturing October 09, 2014			4,475,000
		Harbor Freight Tools USA, Inc.	B1	B+
	6,548,082	Term Loan, 4.643%, maturing July 15, 2010			5,696,831
		Mapco Express, Inc.	B2	B+
	2,056,754	Term Loan, 5.290%, maturing April 28, 2011			1,953,916
		Mattress Firm	B1	B+
	495,009	Term Loan, 5.150%, maturing January 18, 2014			358,882
		Michaels Stores, Inc.	B2	B
	8,647,086	Term Loan, 5.042%, maturing October 31, 2013			7,566,200
		Nebraska Book Company, Inc.	Ba2	B
	2,382,266	Term Loan, 5.130%, maturing March 04, 2011			2,239,330
		Neiman Marcus Group, Inc.	Ba3	BB+
	8,299,578	Term Loan, 4.758%, maturing April 06, 2013			7,965,869
		Oriental Trading Company, Inc.	B1	B+
	2,395,274	Term Loan, 4.802%, maturing July 31, 2013			1,964,125
		Petco Animal Supplies, Inc.	B1	BB-
	5,060,937	Term Loan, 5.025%, maturing October 26, 2013			4,706,672
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.136%, maturing September 22, 2014			2,514,422
GBP	1,545,301	Term Loan, 8.886%, maturing September 22, 2015			2,406,356
		Rite Aid	Ba3	BB-
	$5,000,000	Term Loan, 4.227%, maturing June 04, 2014			4,727,500
		Sally Holding, LLC	B2	BB-
	2,449,969	Term Loan, 5.060%, maturing November 16, 2013			2,347,758
		Sports Authority	B2	B-
	982,500	Term Loan, 4.950%, maturing May 03, 2013			816,703

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores (continued)
		Toys “R” Us, Inc.	B2	BB-
$1,368,159		Term Loan, 6.969%, maturing July 19, 2012			$1,337,946
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.363%, maturing June 28, 2015			2,984,519
EUR	2,500,000	Term Loan, 6.863%, maturing June 28, 2016			2,985,666
					83,355,615
Satellite: 0.4%
		Intelsat Corporation	B1	BB-
$1,394,660		Term Loan, 5.184%, maturing January 03, 2012			1,327,367
1,395,079		Term Loan, 5.184%, maturing January 03, 2012			1,327,767
1,394,660		Term Loan, 5.184%, maturing January 03, 2012			1,327,367
					3,982,501
Telecommunications Equipment: 1.4%
		CommScope, Inc.	Ba3	BB-
1,250,000		Term Loan, 5.192%, maturing December 27, 2014			1,200,000
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,500,000	Term Loan, 7.951%, maturing December 01, 2014			7,803,990
		Sorenson Communications, Inc.	B1	B
$4,729,689		Term Loan, 5.196%, maturing April 27, 2014			4,546,413
					13,550,403
Textiles & Leather: 0.7%
		Polymer Group, Inc.	B1	BB
4,755,030		Term Loan, 4.921%, maturing November 22, 2012			4,303,303
		St. John Knits International, Inc.	B1	BB
660,186		Term Loan, 5.381%, maturing March 21, 2012			617,274
		Targus Group, Inc.	B2	B
1,335,227		Term Loan, 7.063%, maturing November 22, 2012			1,146,070
					6,066,647
Utilities: 8.7%
		Boston Generating, LLC	B1	B+
256,593		Term Loan, 5.071%, maturing December 20, 2013			240,602
7,052,868		Term Loan, 4.946%, maturing December 20, 2013			6,613,326
1,916,404		Term Loan, 7.080%, maturing December 20, 2013			1,796,972
		Calpine Corporation	B2	B+
1,071,000		Revolver, 3.462%, maturing March 29, 2014			937,125
8,512,744		Term Loan, 5.575%, maturing March 29, 2014			8,257,362

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities (continued)
	Cellnet Technology, Inc.	Ba2	NR
$1,296,370	Term Loan, 6.000%, maturing July 22, 2011			$1,168,894
	Cellnet Technology, Inc.	B2	NR
333,333	Term Loan, 5.000%, maturing October 22, 2011			292,778
	Coleto Creek WLE, L.P.	B1	BB-
1,208,333	Revolver, 1.723%, maturing June 30, 2011			936,458
764,331	Term Loan, 5.446%, maturing June 28, 2013			700,637
5,187,424	Term Loan, 5.446%, maturing June 28, 2013			4,755,140
	FirstLight Power Resources, Inc.	B1	BB-
1,834,852	Term Loan, 5.040%, maturing November 01, 2013			1,741,581
792,683	Term Loan, 5.250%, maturing November 01, 2013			752,388
	FirstLight Power Resources, Inc.	B3	B-
1,675,000	Term Loan, 7.125%, maturing May 01, 2014			1,482,375
	Infrastrux Group, Inc.	B2	B
4,229,102	Term Loan, 6.881%, maturing November 03, 2012			3,890,774
	Longview Power, LLC	Ba3	BB
266,667	Term Loan, 5.000%, maturing February 28, 2014			237,333
933,333	Term Loan, 5.005%, maturing February 28, 2014			830,667
800,000	Term Loan, 5.063%, maturing February 28, 2014			712,000
	MACH Gen, LLC	B2	B+
453,125	Term Loan, 4.446%, maturing February 22, 2013			435,566
4,318,957	Term Loan, 4.638%, maturing February 22, 2014			4,151,597
	NRG Energy, Inc.	Ba1	BB
11,557,512	Term Loan, 4.196%, maturing February 01, 2013			11,133,501
4,060,899	Term Loan, 4.196%, maturing February 01, 2013			3,911,917
	NSG Holdings, LLC	Ba2	BB
183,673	Term Loan, 4.350%, maturing June 15, 2014			170,816
1,386,610	Term Loan, 4.350%, maturing June 15, 2014			1,289,547
	Texas Competitive Electric Holdings Company, LLC	Ba3	B+
5,970,000	Term Loan, 6.256%, maturing October 10, 2014			5,633,507
2,989,987	Term Loan, 6.262%, maturing October 10, 2014			2,818,437
2,500,000	Term Loan, 6.301%, maturing October 10, 2014			2,349,687

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Utilities (continued)
		TPF Generation Holdings, LLC	Ba3	BB-
$1,600,000		Term Loan, 4.696%, maturing December 15, 2013			$1,529,600
4,719,017		Term Loan, 4.696%, maturing December 15, 2013			4,511,380
		TPF Generation Holdings, LLC	B3	B-
1,500,000		Term Loan, 6.946%, maturing December 15, 2014			1,363,125
		Viridian Group, PLC	NR	NR
EUR	1,072,386	Term Loan, 8.526%, maturing December 19, 2012			1,489,567
GBP	1,080,000	Term Loan, 9.621%, maturing December 19, 2012			1,906,379
		Wolf Hollow I, L.P.	B1	B+
$450,000		Term Loan, 4.636%, maturing June 22, 2012			411,750
1,800,000		Term Loan, 4.631%, maturing June 22, 2012			1,647,000
2,105,593		Term Loan, 4.946%, maturing June 22, 2012			1,926,618
					82,026,406
		Total Senior Loans (Cost $1,636,072,667)			1,515,800,172
OTHER CORPORATE DEBT: 0.7%
Automobile: 0.7%
		Avis Budget Car Rental	Ba1	BB-
750,000		Floating Rate Note, 5.565%, maturing May 15, 2014			643,125
		Navistar International Corporation	NR	BB-
4,950,000		Unsecured Term Loan, 6.234%, maturing January 19, 2012			4,677,750
1,800,000		Unsecured Term Loan, 6.045%, maturing January 19, 2012			1,701,000
		Total Other Corporate Debt (Cost $7,500,000)			7,021,875
EQUITIES AND OTHER ASSETS: 0.1%

	Description	Market Value USD
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	$—
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc.	—

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

EQUITIES AND OTHER ASSETS (continued)

	Description		Market Value USD
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)		$—
(@), (R)	Decision One Corporation (1,752,103 Common Shares)		—
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)		—
(@), (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)		—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(@), (R)	Humphrey’s, Inc. (Residual Interest in Bankruptcy Estate)		—
(@), (R)	IAP Acquisition Corporation (3,524 Common Shares)		—
(@), (R)	IAP Acquisition Corporation (1,084 Common Shares)		—
(@), (R)	IAP Acquisition Corporation (1,814 Common Shares)		—
(@), (R)	IAP Acquisition Corporation (17,348 Common Shares)		—
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)		—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@), (R)	Norwood Promotional Products, Inc. (104,148 Common Shares)		—
(@), (R)	Norwood Promotional Products, Inc. (Contingent Value Rights)		377,999
(@), (R)	Safelite Realty Corporation (57,804 Common Shares)		462,432
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equities and Other Assets (Cost $5,533,513)		840,481
	Total Investments (Cost $1,649,106,180)**	162.1%	$1,523,662,528
	Other Assets and Liabilities — Net	(62.1)	(583,736,025)
	Net Assets	100.0%	$939,926,503

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa are considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
AUD	Australian Dollar
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,649,332,409.
Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$9,523,478
	Gross Unrealized Depreciation	(135,193,359)
	Net Unrealized Depreciation	$(125,669,881)

At May 31, 2008 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Sell	In Settlement Date	Exchange For	Unrealized Value	Appreciation/ (Depreciation)
Australian Dollar AUD 10,910,000	Sell	07/15/08	$9,996,091	$10,370,445	$(374,354)

Australian Dollar AUD 6,546,000	Sell	08/15/08	6,008,770	6,195,998	(187,228)

Australian Dollar AUD 4,364,000	Sell	09/15/08	4,131,225	4,114,045	17,180

Euro EUR 36,600,000	Sell	07/15/08	57,369,389	56,809,181	560,208

Euro EUR 21,960,000	Sell	08/15/08	34,027,896	34,032,005	(4,109)

Euro EUR 14,640,000	Sell	09/15/08	22,638,692	22,652,532	(13,840)

British Pound Sterling GBP 8,550,000	Sell	07/15/08	16,929,043	16,874,433	54,610

British Pound Sterling GBP 5,130,000	Sell	08/15/08	10,039,290	10,099,705	(60,415)

British Pound Sterling GBP 3,420,000	Sell	09/15/08	6,710,827	6,717,007	(6,180)

Swedish Kronor SEK 19,950,000	Sell	07/15/08	3,339,354	3,317,177	22,177

Swedish Kronor SEK 11,970,000	Sell	08/15/08	1,980,414	1,986,732	(6,318)

Swedish Kronor SEK 7,980,000	Sell	09/15/08	1,323,054	1,322,171	883
			$174,494,045	$174,491,431	$2,614

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

Fair Value Measurements — Effective March 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Trust’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Trust’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	1,496,097,983	2,614
Level 3 — Significant Unobservable Inputs	27,564,545	—
Total	$1,523,662,528	$2,614

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options, which are valued at the unrealized appreciation/depreciation of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of May 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 02/29/08	$18,607,111	$—
Net purchases (sales)	5,615,412	—
Total realized and unrealized gain (loss)	2,535,842	—
Amortization of premium/discount	806,180
Transfers in and/or out of Level 3	—	—
Balance at 05/31/08	$27,564,545	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options, which are valued at the unrealized appreciation/depreciation of the instrument.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2008